Convertible Preferred Shares and Ordinary Shares - Additional Information (Detail) $ in Millions	1 Months Ended	6 Months Ended
	Nov. 30, 2020 USD ($) shares	Jun. 30, 2022 shares	Jun. 30, 2021 shares	Dec. 31, 2021 shares
Convertible Preferred Ordinary Shares And Ordinary Shares [Line Items]
Common stock shares outstanding		270,328,483		270,120,548
Sale of shares by the existing shareholders pursuant to offer for sale | $	$ 100.0
Common stock shares authorized		500,000,000		500,000,000
Preferred stock shares issued		0
Preferred stock shares outstanding		0
Restated Memorandum And Articles Of Association [Member]
Convertible Preferred Ordinary Shares And Ordinary Shares [Line Items]
Common stock shares authorized		500,000,000
Preferred stock shares authorized		100,000,000
Common Stock [Member]
Convertible Preferred Ordinary Shares And Ordinary Shares [Line Items]
Stock shares issued during the period shares			49,000,000
Entity listing depository receipt ratio		7
IPO [Member]
Convertible Preferred Ordinary Shares And Ordinary Shares [Line Items]
Conversion of temporary equity into permanent equity shares		193,511,558
Series B Redeemable Convertible Preferred Stock [Member] | IPO [Member]
Convertible Preferred Ordinary Shares And Ordinary Shares [Line Items]
Temporary equity stock shares issued during the period value | $	$ 100.0
Temporary equity shares outstanding	135,936,550
Common stock shares outstanding	170,000
Series A and Series B Redeemable Convertible Preferred Stock [Member] | IPO [Member]
Convertible Preferred Ordinary Shares And Ordinary Shares [Line Items]
Conversion of temporary equity into permanent equity shares	193,511,558
ADR [Member]
Convertible Preferred Ordinary Shares And Ordinary Shares [Line Items]
Stock shares issued during the period shares		7,000,000